PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of March 31, 2017 (unaudited)

Equities	Shares	Market Value ($)

Chemicals (9.2%)
Axalta Coating Systems Ltd. θ	800,000	25,760,000
Potash Corporation of Saskatchewan Inc.	1,700,000	29,036,000
Praxair Inc.	285,000	33,801,000
		88,597,000

Computers (4.3%)
International Business Machines Corp.	235,000	40,922,900

Consulting Services (2.5%)
Cognizant Technology Solutions Corp. θ	400,000	23,808,000

Electronics (1.8%)
Trimble Inc. θ	550,000	17,605,500

Equipment Leasing (1.9%)
Air Lease Corp.	460,000	17,825,000

Financial Services (14.1%)
Capital One Financial Corp.	300,000	25,998,000
Charles Schwab Corp.	900,000	36,729,000
Essent Group Ltd. θ	500,000	18,085,000
First Horizon National Corp.	800,000	14,800,000
PayPal Holdings Inc. θ	280,000	12,045,600
Wells Fargo & Co.	500,000	27,830,000
		135,487,600

Food Products (2.6%)
Mondelez International Inc., Class A	575,000	24,771,000

Industrial Manufacturing (3.0%)
Pentair plc	460,000	28,878,800

Insurance (3.5%)
Progressive Corp.	850,000	33,303,000

Internet (4.4%)
Alphabet Inc., Class A θ	30,000	25,434,000
eBay Inc. θ	505,000	16,952,850
		42,386,850

Lodging (1.3%)
Belmond Ltd. θ	1,000,000	12,100,000

Machinery (1.4%)
Deere & Co.	128,000	13,934,080

Medical Equipment (3.1%)
Patterson Companies Inc. λ	654,584	29,606,834

Pharmaceuticals (13.3%)
Allergan plc	177,000	42,288,840
Gilead Sciences Inc.	601,000	40,819,920
McKesson Corp.	168,000	24,907,680
Novartis AG (ADR)	285,000	21,166,950
		129,183,390

Real Estate Investment Trusts (1.9%)
Redwood Trust Inc.	1,100,000	18,271,000

Retail (2.7%)
CVS Health Corp.	106,000	8,321,000
Whole Foods Market Inc.	575,000	17,089,000
		25,410,000

Semiconductors (5.6%)
Intel Corp.	745,000	26,872,150
KLA-Tencor Corp.	255,000	24,242,850
Micron Technology Inc. θ	100,000	2,890,000
		54,005,000

Services (5.6%)
Alliance Data Systems Corp.	100,000	24,900,000
Thomson Reuters Corp.	660,000	28,531,800
		53,431,800

Telecommunications Equipment (6.4%)
Ciena Corp. θ	800,000	18,888,000
Motorola Solutions Inc.	500,000	43,110,000
		61,998,000

Transportation (4.3%)
Expeditors International of Washington Inc. θ	300,000	16,947,000
FedEx Corp.	125,000	24,393,750
		41,340,750

Total investment in equities (92.9%)
(cost $787,809,893)		892,866,504

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.1%) α
Albina Community Bank	0.20%	01/15/2018	250,000	242,082
Metro Bank	0.50%	05/10/2017	250,000	248,932
New Resource Bank	0.15%	03/01/2018	250,000	240,849
Opportunities Credit Union	0.20%	04/25/2017	250,000	249,316
				981,179

Certificates of Deposit Account Registry Service(0.1%) α
CDARS agreement with Beneficial State Bank, dated 03/16/2017 Participating depository institutions: Bank of America, N.A., par 243,500; Independent Bank, par 13,000; Parke Bank, par 243,500; (cost $500,000)	0.95%	03/15/2018	500,000	480,879

Community Development Loans (0.0%) α
Boston Community Loan Fund	1.00%	04/15/2017	100,000	99,770
Boston Community Loan Fund	1.00%	04/15/2017	100,000	99,770
Root Capital Loan Fund	1.25%	02/01/2018	100,000	94,971
Vermont Community Loan Fund	0.85%	10/15/2017	100,000	96,762
				391,273

Time Deposits (7.6%)
BBH Cash Management Service
ANZ, Melbourne	0.41%	04/03/2017	73,493,353	73,493,353

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.4%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.55%		3,642,696	3,642,696

Total short-term securities (8.2%)
(cost $78,989,380)				78,989,380

Total securities (101.1%)
(cost $866,799,273)				971,855,884

Payable upon return of securities loaned (-0.4%)				(3,642,696)

Other assets and liabilities (-0.7%)				(6,938,850)

Total net assets (100.0%)				961,274,338

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at March 31, 2017. The total value of the securities on loan at March 31, 2017 was $3,717,529.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc	Public Limited Company

ADR	American Depository Receipt

The portfolio of investments as of March 31, 2017 has not been audited.  This report is provided for the general information of the Fund's shareholders.  For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2017, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$788,424,835
Unrealized appreciation	$132,186,318
Unrealized depreciation	(27,129,707)

Net unrealized appreciation	$105,056,611

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2017, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$12,100,000	$-	$-	$12,100,000
Consumer Staples	50,181,000	-	-	50,181,000
Financials	203,547,800	-	-	203,547,800
Health Care	158,790,224	-	-	158,790,224
Industrials	101,978,630	-	-	101,978,630
Information Technology	277,671,850	-	-	277,671,850
Materials	88,597,000	-	-	88,597,000
Short-Term Investments	77,136,049	-	1,853,331	78,989,380
Total	$970,002,553	$-	$1,853,331	$971,855,884

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of March 31, 2017:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2016	$2,330,141
Discounts/premiums amortization	(26,810)
Purchases	1,100,000
Sales	(1,550,000)
Balance as of March 31, 2017	$1,853,331

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2017	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$1,462,058	Liquidity Discount	Discount for Lack
			of Marketability	4%
Community Development Loans	$391,273	Liquidity Discount	Discount for Lack
			of Marketability	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for  lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of March 31, 2017 (unaudited)

Equities	Shares	Market Value ($)

Apparel (4.7%)
VF Corp.	3,300,000	181,401,000

Communications (4.7%)
QUALCOMM Inc.	3,150,000	180,621,000

Computers (5.5%)
Apple Inc.	400,000	57,464,000
International Business Machines Corp.	900,000	156,726,000
		214,190,000

Financial Services (11.3%)
American Express Co.	2,100,000	166,131,000
Capital One Financial Corp.	600,000	51,996,000
Charles Schwab Corp.	2,750,000	112,227,500
Wells Fargo & Co.	1,950,000	108,537,000
		438,891,500

Health Care Products (4.1%)
Perrigo Co. plc	2,400,000	159,336,000

Health Care Services (2.6%)
Anthem Inc.	600,000	99,228,000

Internet (3.8%)
Alphabet Inc., Class A θ	175,000	148,365,000

Machinery (2.1%)
Cummins Inc.	350,000	52,920,000
Deere & Co.	250,000	27,215,000
		80,135,000

Pharmaceuticals (21.9%)
Allergan plc	700,000	167,244,000
Gilead Sciences Inc.	4,700,000	319,224,000
McKesson Corp.	1,250,000	185,325,000
Novartis AG (ADR)	2,400,000	178,248,000
		850,041,000

Retail (4.2%)
Whole Foods Market Inc.	5,500,000	163,460,000

Semiconductor Capital Equipment (0.8%)
Applied Materials Inc.	500,000	19,450,000
Lam Research Corp.	100,000	12,836,000
		32,286,000
Semiconductors (9.3%)
Intel Corp.	4,500,000	162,315,000
Micron Technology Inc. θ	6,800,000	196,520,000
		358,835,000

Service (3.4%)
Alliance Data Systems Corp.	525,000	130,725,000

Software (3.0%)
Autodesk Inc. θ	1,350,000	116,734,500

Telecommunications Equipment (2.3%)
Ciena Corp. θ	3,700,000	87,357,000

Transportation (2.5%)
Expeditors International of Washington Inc. θ	1,300,000	73,437,000
United Parcel Service Inc., Class B	200,000	21,460,000
		94,897,000

Total investment in equities (86.2%)
(cost $2,985,490,387)		3,336,503,000

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Urban Partnership Bank	0.30%	02/03/2018	250,000	241,562

Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Community Bank of the Bay, dated 03/16/2017 Participating depository institutions: Bank of America, N.A., par 243,500; First United Bank & Trust Co., par 111,355; Independent Bank, par 145,145; (cost $480,879)	0.95%	03/15/2018	500,000	480,879

Community Development Loans (0.0%) α
Root Capital Loan Fund	1.25%	02/01/2018	100,000	94,970

Time Deposits (14.8%)
BBH Cash Management Service
ANZ, Melbourne	0.41%	04/03/2017	85,504,742	85,504,742
BNP Paribas, Paris	0.41%	04/03/2017	43,826,577	43,826,577
BNP Paribas, Paris	0.41%	04/03/2017	45,793,578	45,793,578
BTMU, Tokyo	0.41%	04/03/2017	59,943,018	59,943,018
DNB, Oslo, Norway	0.41%	04/03/2017	75,782,873	75,782,873
SEB, Stockholm	0.41%	04/03/2017	139,943,018	139,943,018
Standard Chartered Bank, London	0.41%	04/03/2017	100,000,000	100,000,000
Wells Fargo, San Francisco	0.41%	04/03/2017	23,021,428	23,021,428
				573,815,234

Total short-term securities (14.8%)
(cost $574,632,645)				574,632,645

Total securities (101.0%)
(cost $3,560,123,032)				3,911,135,645

Other assets and liabilities (-1.0%)				(37,129,121)

Total net assets (100.0%)				3,874,006,524

θ	This security is non-income producing.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc	Public Limited Company

ADR	American Depository Receipt

The portfolio of investments as of March 31, 2017 has not been audited.  This report is provided for the general information of the Fund's shareholders.  For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2017, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Endeavor Fund

Cost of long-term investments	$2,991,427,266
Unrealized appreciation	$468,299,154
Unrealized depreciation	(117,286,541)

Net unrealized appreciation	$351,012,613

The Parnassus Endeavor Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2017, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$181,401,000	$-	$-	$181,401,000
Consumer Staples	163,460,000	-	-	163,460,000
Financials	438,891,500	-	-	438,891,500
Health Care	1,108,605,000	-	-	1,108,605,000
Industrials	175,032,000	-	-	175,032,000
Information Technology	1,269,113,500	-	-	1,269,113,500
Short-Term Investments	573,815,234	-	817,411	574,632,645
Total	$3,910,318,234	$-	$817,411	$3,911,135,645

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of March 31, 2017:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2016	$-
Discounts/premiums amortization	(32,589)
Purchases	850,000
Sales	-
Balance as of March 31, 2017	$817,411

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2017	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$722,441	Liquidity Discount	Discount for Lack
			of Marketability	4%
Community Development Loans	$94,970	Liquidity Discount	Discount for Lack
			of Marketability	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for  lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID CAP FUND

Portfolio of Investments as of March 31, 2017 (unaudited)

Equities	Shares	Market Value ($)

Apparel (5.2%)
Hanesbrands Inc.	2,400,000	49,824,000
VF Corp.	1,180,000	64,864,600
		114,688,600

Chemicals (7.0%)
Axalta Coating Systems Ltd. θ	1,125,000	36,225,000
Compass Minerals International Inc.	646,930	43,894,201
Praxair Inc.	625,000	74,125,000
		154,244,201

Data Processing (5.5%)
Equifax Inc.	335,000	45,807,900
Fiserv Inc. θ	650,000	74,951,500
		120,759,400

Financial Services (8.7%)
Charles Schwab Corp.	750,000	30,607,500
First American Financial Corp.	470,000	18,461,600
First Horizon National Corp.	4,200,000	77,700,000
SEI Investments Co.	1,300,000	65,572,000
		192,341,100

Food Products (4.7%)
McCormick & Co.	575,000	56,091,250
Sysco Corp.	395,000	20,508,400
WhiteWave Foods Co. θ	515,000	28,917,250
		105,516,900

Health Care Products (4.3%)
Dentsply Sirona Inc.	1,110,000	69,308,400
Perrigo Co. plc	385,000	25,560,150
		94,868,550

Health Care Services (2.8%)
Cardinal Health Inc.	765,000	62,385,750

Home Product (2.9%)
The Clorox Company	475,000	64,044,250

Industrial Manufacturing (9.1%)
Fortive Corp.	985,000	59,316,700
Pentair plc	1,030,000	64,663,400
Xylem Inc.	1,530,000	76,836,600
		200,816,700

Insurance (3.6%)
Verisk Analytics Inc. θ	980,000	79,517,200

Internet (2.9%)
eBay Inc. θ	1,900,000	63,783,000

Machinery (0.6%)
Deere & Co.	120,000	13,063,200

Medical Equipment (6.7%)
Patterson Companies Inc.	1,640,000	74,177,200
Teleflex Inc.	380,000	73,617,400
		147,794,600

Natural Gas (4.1%)
MDU Resources Group Inc.	2,425,000	66,372,250
Northwest Natural Gas Co.	397,500	23,492,250
		89,864,500

Oil & Gas (2.7%)
National Oilwell Varco Inc.	1,460,000	58,531,400

Real Estate Investment Trusts (3.3%)
Iron Mountain Inc.	2,050,000	73,123,500

Retail (2.4%)
Whole Foods Market Inc.	1,750,000	52,010,000

Semiconductor Capital Equipment (0.2%)
Applied Materials Inc.	127,500	4,959,750

Semiconductors (4.1%)
KLA-Tencor Corp.	725,000	68,925,750
Micron Technology Inc. θ	790,000	22,831,000
		91,756,750

Services (2.6%)
Ecolab Inc.	300,000	37,602,000
Thomson Reuters Corp.	450,000	19,453,500
		57,055,500

Software (1.1%)
Autodesk Inc. θ	275,000	23,779,250

Telecommunications Equipment (4.0%)
Motorola Solutions Inc.	1,035,000	89,237,700

Telecommunications Provider (3.1%)
Shaw Communications Inc., Class B	3,275,000	67,858,000

Transportation (1.3%)
Expeditors International of Washington Inc. θ	500,000	28,245,000

Waste Management (1.1%)
Waste Management Inc.	321,500	23,443,780

Total investment in equities (94.0%)
(cost $1,862,777,730)		2,073,688,581

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Urban Partnership Bank	0.30%	03/22/2018	250,000	240,274

Time Deposits (6.2%)
BBH Cash Management Service
National Australia Bank, Melbourne	0.41%	04/03/2017	91,995,425	91,995,425
Den Norske Bank, Oslo	0.41%	04/03/2017	44,185,639	44,185,639
				136,181,064

Total short-term securities (6.2%)
(cost $136,421,338)				136,421,338

Total securities (100.2%)
(cost $1,999,199,068)				2,210,109,919

Other assets and liabilities (-0.2%)				(3,359,673)

Total net assets (100.0%)				2,206,750,246

θ	This security is non-income producing.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc	Public Limited Company

The portfolio of investments as of March 31, 2017 has not been audited.  This report is provided for the general information of the Fund's shareholders.  For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2017, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid Cap Fund

Cost of long-term investments	$1,866,175,511
Unrealized appreciation	$237,390,229
Unrealized depreciation	(26,479,378)

Net unrealized appreciation	$210,910,851

The Parnassus Mid Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs  are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2017, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$182,546,600	$-	$-	$182,546,600
Consumer Staples	221,571,150	-	-	221,571,150
Energy	58,531,400	-	-	58,531,400
Financials	211,794,600	-	-	211,794,600
Health Care	305,048,900	-	-	305,048,900
Industrials	390,893,780	-	-	390,893,780
Information Technology	348,467,950	-	-	348,467,950
Materials	191,846,201	-	-	191,846,201
Real Estate	73,123,500	-	-	73,123,500
Utilities	89,864,500	-	-	89,864,500
Short-Term Investments	136,181,064	-	240,274	136,421,338
Total	$2,209,869,645	$-	$240,274	$2,210,109,919

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of March 31, 2017:

Certificates of Deposit
Balance as of December 31, 2016	$-
Discounts/premiums amortization	(9,726)
Purchases	250,000
Sales	-
Balance as of March 31, 2017	$240,274

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2017	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$240,274	Liquidity Discount	Discount for Lack
			of Marketability	4%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for  lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ASIA FUND

Portfolio of Investments as of March 31, 2017 (unaudited)

Equities	Shares	Market Value ($)

Australia (4.0%)
Brambles Ltd.	80,000	571,313

China (12.6%)
Air Lease Corp.	8,000	310,000
Alibaba Group Holding Ltd. (ADR) θ	5,000	539,150
Apple Inc.	1,500	215,490
Expeditors International of Washington Inc. θ	4,000	225,960
QUALCOMM Inc.	9,000	516,060
		1,806,660

Hong Kong (13.5%)
China Minsheng Banking Corp., Ltd.	170,000	181,723
Greatview Aseptic Packaging Co., Ltd.	500,000	250,396
Hang Lung Properties Ltd.	150,000	389,950
Lenovo Group Ltd.	400,000	263,681
SITC International Holdings Co., Ltd.	830,000	570,347
Television Broadcasts Ltd.	70,000	282,828
		1,938,925

India (0.4%)
Cognizant Technology Solutions Corp. θ	1,000	59,520

Indonesia (2.7%)
PT Asuransi Multi Artha Guna	3,741,500	137,501
PT Bank Rakyat Indonesia (Persero)	250,000	243,713
		381,214

Japan (27.6%)
Asics Corp.	25,000	402,259
Kakaku.com Inc.	30,000	409,565
KDDI Corp.	15,000	394,530
OMRON Corp.	13,000	571,230
Rakuten Inc.	65,000	653,125
Shizuoka Bank Ltd.	40,000	326,211
SoftBank Group Corp.	5,000	354,592
Topcon Corp.	30,000	537,399
USS Co., Ltd.	20,000	334,985
		3,983,896

Philippines (1.4%)
Manila Water Co.	340,000	208,593

Singapore (3.2%)
M1 Ltd.	300,000	456,723

South Korea (3.8%)
Samsung Electronics Co., Ltd.	300	552,846

Taiwan (8.4%)
Chailease Holding Co., Ltd.	129,000	301,034
Giant Manufacturing Co., Ltd.	50,000	295,512
KLA-Tencor Corp.	3,000	285,210
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) θ	10,000	328,400
		1,210,156

Thailand (1.4%)
Advanced Info Service Public Co., Ltd.	40,000	207,217

United States (14.2%)
Gilead Sciences Inc.	10,000	679,200
Keysight Technologies Inc. θ	8,000	289,120
National Oilwell Varco Inc.	12,000	481,080
Perrigo Co. plc	9,000	597,510
		2,046,910

Total investment in equities (93.2%)
(cost $12,765,008)		13,423,973

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (5.4%)
BBH Cash Management Service
Standard Chartered Bank, London	0.41%	04/03/2017	771,980	771,980

Total short-term securities (5.4%)
(cost $771,980)				771,980

Total securities (98.6%)
(cost $13,536,988)				14,195,953

Other assets and liabilities (1.4%)				210,026

Total net assets (100.0%)				14,405,979

θ	This security is non-income producing.

ADR	American Depository Receipt

PT	Perseroan Terbatas

The portfolio of investments as of March 31, 2017 has not been audited.  This report is provided for the general information of the Fund's shareholders.  For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2017, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Asia Fund

Cost of long-term investments	$12,769,325
nrealized appreciation	$1,557,398
Unrealized depreciation	(890,933)

Net unrealized appreciation	$666,465

The Parnassus Asia  Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs  are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2017, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Australia	$-	$571,313	$-	$571,313
China	1,806,660	-	-	1,806,660
Hong Kong	282,828	1,656,097	-	1,938,925
India	59,520	-	-	59,520
Indonesia	137,501	243,713	-	381,214
Japan	-	3,983,896	-	3,983,896
Philippines	-	208,593	-	208,593
Singapore	-	456,723	-	456,723
South Korea	-	552,846	-	552,846
Taiwan	613,610	596,546	-	1,210,156
Thailand	-	207,217	-	207,217
United Sates	2,046,910	-	-	2,046,910
Short-Term Investments	771,980	-	-	771,980
Total	$5,719,009	$8,476,944	$-	$14,195,953

Certain foreign securities may be fair valued by independent pricing services if events occur between the time at which the market quotations are determined on the primary exchange and the close of trading on the NYSE. These events may affect the value of  these securities and render market quotations unreliable.  Such fair valuations are categorized as Level 2 investments. Foreign securities that are valued based on market quotations are categorized as Level 1 investments.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 10, 2017

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 10, 2017